UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     March 31, 2005

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.):                |_| is a restatement.
                                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

                                 Name:    Trinity Capital of Jacksonville, Inc.

                                 Address: 1819 Goodwin Street
                                          Jacksonville, Fl 32204

                                 13F File Number: 028-04449

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:   Thad L. McNulty

Title:  President

Phone:  904-355-7700

Signature,                          Place,                  and Date of Signing:

/s/ Thad L. McNulty                 Jacksonville Fl               5/16/2005
-------------------------           --------------------    --------------------

Report Type (Check only one.):
                                         |X|  13F HOLDINGS REPORT.
                                         |_|  13F NOTICE.
                                         |_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:

List of Other Included Managers:

No. 13F File Number                        Name

---  ------------------------------        -------------------------------------

---  ------------------------------        -------------------------------------

---  ------------------------------        -------------------------------------

---  ------------------------------        -------------------------------------

---  ------------------------------        -------------------------------------

            TRINITY CAPITAL OF JACKSONVILLE, INC. COMPOSITE REPORTING
                      VALUATION REPORT - WITH VOTING RIGHTS
                                   3/31/2005

                                      TITLE OF                 VALUE    SHARES/  SH/  PUT/  INVSTMT   OTHER      VOTING AUTHORITY
         NAME OF ISSUER                 CLASS       CUSIP    (x$1000)   PRN AMT  PRN  CALL  DSCRETN  MANAGERS    SOLE   SHARED  NONE
---------------------------------   ------------  ---------  ---------  -------  ---  ----  -------  --------  -------  ------  ----
AMR CORP (DEL)CMN                       COMMON    001765106  1,391,000  130,000  SH         130,000            130,000
ACTION PERFORMANCE COMPANIES ICMN       COMMON    004933107    384,000   29,000  SH          29,000             29,000
ADOLOR CORPCMN                          COMMON    00724X102  1,686,000  170,000  SH         170,000            170,000
ALPHA NATURAL RESOURCES LLCCMN          COMMON    02076X102  1,147,000   40,000  SH          40,000             40,000
ARTHROCARE CORPCMN                      COMMON    043136100    485,000   17,000  SH          17,000             17,000
CALPINE CORPORATIONCMN                  COMMON    131347106    224,000   80,000  SH          80,000             80,000
CAMECO CORPORATIONCMN                   COMMON    13321L108  2,212,000   50,000  SH          50,000             50,000
CATALINA MARKETING CORPCOMMON STOCK     COMMON    148867104  2,590,000  100,000  SH         100,000            100,000
CREE RESEARCH INCCMN                    COMMON    225447101    870,000   40,000  SH          40,000             40,000
DIGITAL LIGHTWAVE INCCMN                COMMON    253855100     15,000   19,200  SH          19,200             19,200
DYNEGY INCCMN CLASS A                   COMMON    26816Q101    313,000   80,000  SH          80,000             80,000
EBAY INC.CMN                            COMMON    278642103  1,863,000   50,000  SH          50,000             50,000
FLORIDA ROCK IND INCCMN                 COMMON    341140101  1,353,000   23,000  SH          23,000             23,000
GENESIS MICROCHIP INC DELCMN            COMMON    37184C103    145,000   10,000  SH          10,000             10,000
GOOGLE, INC.CMN CLASS A                 COMMON    38259P508  2,708,000   15,000  SH          15,000             15,000
JUNIPER NETWORKS, INCCMN                COMMON    48203R104  1,324,000   60,000  SH          60,000             60,000
LIBERTY MEDIA INTL INCCMN CLASS A       COMMON    530719103  1,094,000   25,000  SH          25,000             25,000
MRV COMMUNICATIONS INCCMN               COMMON    553477100    207,000   64,000  SH          64,000             64,000
MERCK & CO.INC.CMN                      COMMON    589331107  1,295,000   40,000  SH          40,000             40,000
MERRILL LYNCH CO INCCMN                 COMMON    590188108  1,698,000   30,000  SH          30,000             30,000
MORGAN STANLEYCMN                       COMMON    617446448  1,718,000   30,000  SH          30,000             30,000
MOVIE GALLERY INCCMN                    COMMON    624581104  2,868,000  100,000  SH         100,000            100,000
NRG ENERGY INCCMN                       COMMON    629377508  1,708,000   50,000  SH          50,000             50,000
NASH FINCH COCMN                        COMMON    631158102  5,395,000  142,000  SH         142,000            142,000
ODYSSEY MARINE EXPLORATION INCCMN       COMMON    676118102  3,050,000  820,000  SH         820,000            820,000
PRG-SCHULTZ INTERNATIONAL INCCMN        COMMON    69357C107    200,000   40,000  SH          40,000             40,000
PALOMAR MEDICAL TECHNOLOGIES(NEW)       COMMON    697529303     92,000    3,428  SH           3,428              3,428
PENN NATIONAL GAMING INCCMN             COMMON    707569109    793,000   27,000  SH          27,000             27,000
PFIZER INC.CMN                          COMMON    717081103  1,314,000   50,000  SH          50,000             50,000
QUALCOMM INCCMN                         COMMON    747525103  1,465,000   40,000  SH          40,000             40,000
RITE AID CORPCMN                        COMMON    767754104    317,000   80,000  SH          80,000             80,000
SBA COMMUNICATIONS CORPCMN              COMMON    78388J106    823,000   90,000  SH          90,000             90,000
ST. JOE COMPANYCMN                      COMMON    790148100  2,019,000   30,000  SH          30,000             30,000
SILVER STANDARD RESOURCES INCCMN        COMMON    82823L106    579,000   50,000  SH          50,000             50,000
SIRIUS SATELLITE RADIO INCCMN           COMMON    82966U103    281,000   50,000  SH          50,000             50,000
SOUTHWEST AIRLINES COCMN                COMMON    844741108  1,424,000  100,000  SH         100,000            100,000
TELEWEST GLOBAL, INC.CMN                COMMON    87956T107  4,270,000  240,000  SH         240,000            240,000
US XPRESS ENTERPRISES INC.
  CLASS-A CLASS A                       COMMON    90338N103    818,000   50,000  SH          50,000             50,000
URBAN OUTFITTERS INCCMN                 COMMON    917047102    959,000   20,000  SH          20,000             20,000
VALENCE TECHNOLOGY INC.CMN              COMMON    918914102    261,000   85,000  SH          85,000             85,000
VERISIGN INCCMN                         COMMON    92343E102  1,435,000   50,000  SH          50,000             50,000
VIVUS INCCMN                            COMMON    928551100    121,000   40,500  SH          40,500             40,500
XTO ENERGY CORPCMN                      COMMON    98385X106    985,000   30,000  SH          30,000             30,000
YAHOO! INCCMN                           COMMON    984332106  2,034,000   60,000  SH          60,000             60,000